GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             Pinnacle Series Account
                            Annual Report Form N-30D
                         File Nos. 811-04235, 002-96000

The information required to be contained in this report for the period ending June 20, 2004 includes the following previously filed semi-annual report for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000092

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000097

Maxim Series Fund, Inc.
Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000102